INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Assets

at December 31	2019	2018
(millions of Canadian $)

Capital projects in development	1,715	1,051
Employee post-retirement benefits (Note 24)	162	192
Deferred income tax assets (Note 17)	37	322
Fair value of derivative contracts (Note 25)	7	61
Other	247	295
	2,168	1,921